Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 79,634
Net carrying amount	77,608	$ 79,634
Cash Generating Units
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	79,634	31,712
Business acquisitions (note 3)	10,264	47,161
Divestiture of subsidiary	(576)
Impairment	(14,700)
Foreign currency translation adjustment	2,986	761
Net carrying amount	77,608	79,634
Cash Generating Units | Canada
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	20,060	20,060
Business acquisitions (note 3)	6,890	0
Divestiture of subsidiary	0
Impairment	0
Foreign currency translation adjustment	0	0
Net carrying amount	26,950	20,060
Cash Generating Units | ADT
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	9,794	9,794
Business acquisitions (note 3)	0	0
Divestiture of subsidiary	0
Impairment	(2,100)
Foreign currency translation adjustment	0	0
Net carrying amount	7,694	9,794
Cash Generating Units | France
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,836	1,858
Business acquisitions (note 3)	0	0
Divestiture of subsidiary	0
Impairment	(1,700)
Foreign currency translation adjustment	14	(22)
Net carrying amount	150	1,836
Cash Generating Units | US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	12,296	0
Business acquisitions (note 3)	3,374	12,095
Divestiture of subsidiary	0
Impairment	(6,600)
Foreign currency translation adjustment	942	201
Net carrying amount	10,012	12,296
Cash Generating Units | US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	35,648	0
Business acquisitions (note 3)	0	35,066
Divestiture of subsidiary	(576)
Impairment	(4,300)
Foreign currency translation adjustment	2,030	582
Net carrying amount	$ 32,802	$ 35,648